Other operating income - Rolls-Royce settlement (Details) £ in Thousands, shares in Thousands, $ in Millions		12 Months Ended
	May 22, 2024 USD ($)	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2024 USD ($) shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repurchase of ordinary shares | £		£ 803
Design contract with-Rolls Royce
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment received from contract termination	$ 34
Number of treasury shares acquired | shares		140	140
Repurchase of ordinary shares			$ 1